Financing receivables, net (Allowance For Financing Receivables) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Balance at the beginning of the year	¥ 0
Charge for the year	(15,829)
Balance at the end of the year	¥ (15,829)